Portfolio of Investments
Columbia Global Value Fund (formerly Columbia Global Equity Value Fund), May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Canada 5.0%
Alimentation Couche-Tard, Inc., Class B	494,698	18,091,766
Cameco Corp.(a)	569,369	11,370,299
West Fraser Timber Co., Ltd.	132,872	10,224,561
Yamana Gold, Inc.	2,515,320	13,180,277
Total		52,866,903
Finland 1.4%
UPM-Kymmene OYJ	395,176	15,090,157
France 3.9%
AXA SA	776,507	21,616,860
BNP Paribas SA	282,831	19,471,532
Total		41,088,392
Hong Kong 1.1%
WH Group Ltd.	13,639,500	11,762,578
Japan 6.7%
Daiwabo Holdings Co., Ltd.	727,000	11,305,400
ITOCHU Corp.	655,700	19,773,326
ORIX Corp.	1,128,001	19,928,274
Starts Corp., Inc.	218,200	5,557,381
Takeda Pharmaceutical Co., Ltd.	418,628	14,305,096
Total		70,869,477
Luxembourg 1.2%
Aperam SA	221,074	12,188,323
Netherlands 5.0%
ING Groep NV	1,761,125	24,643,603
NXP Semiconductors NV	72,895	15,411,461
Signify NV	197,490	12,214,472
Total		52,269,536
Puerto Rico 0.9%
Popular, Inc.	110,814	9,043,530
Russian Federation 1.4%
Sberbank of Russia PJSC, ADR	849,001	14,292,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 1.8%
BW LPG Ltd.	744,276	5,143,978
Venture Corp., Ltd.	921,100	13,398,233
Total		18,542,211
South Korea 2.0%
Hyundai Home Shopping Network Corp.	83,870	7,115,041
Youngone Corp.	325,015	13,820,258
Total		20,935,299
Spain 2.1%
ACS Actividades de Construccion y Servicios SA	367,931	11,340,834
Endesa SA	247,225	7,127,809
Tecnicas Reunidas SA(b)	258,011	3,675,374
Total		22,144,017
United Kingdom 8.1%
BP PLC, ADR	392,209	10,287,642
BT Group PLC(b)	3,707,384	9,176,916
DCC PLC	81,211	6,895,832
John Wood Group PLC(b)	1,350,244	4,679,280
Just Group PLC(b)	6,725,571	10,508,600
Royal Dutch Shell PLC, Class A	578,664	11,042,692
TP Icap Group PLC	4,727,231	14,363,222
Vodafone Group PLC	10,031,470	18,187,610
Total		85,141,794
United States 57.2%
AbbVie, Inc.	162,314	18,373,945
Allstate Corp. (The)	144,352	19,719,927
Bank of America Corp.	667,573	28,298,419
Bank of New York Mellon Corp. (The)	255,294	13,295,712
BlackRock, Inc.	21,326	18,703,755
Broadcom, Inc.	34,639	16,361,039
Centene Corp.(b)	193,864	14,268,390
Chevron Corp.	203,342	21,104,866
Cisco Systems, Inc.	413,413	21,869,548
Citigroup, Inc.	237,793	18,716,687
Dollar Tree, Inc.(b)	96,983	9,455,842
DTE Energy Co.	120,249	16,593,160
Columbia Global Value Fund | Quarterly Report 2021	1

Portfolio of Investments  (continued)
Columbia Global Value Fund (formerly Columbia Global Equity Value Fund), May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Duke Energy Corp.	182,801	18,320,316
Electronic Arts, Inc.	91,659	13,100,821
Eli Lilly & Co.	62,270	12,437,810
Fiserv, Inc.(b)	112,414	12,950,093
General Motors Co.(b)	249,259	14,783,551
Home Depot, Inc. (The)	68,691	21,906,247
Howmet Aerospace, Inc.(b)	264,781	9,394,430
Johnson & Johnson	176,343	29,846,053
Masco Corp.	193,067	11,643,871
Medtronic PLC	135,715	17,180,162
Mondelez International, Inc., Class A	276,204	17,547,240
Philip Morris International, Inc.	203,432	19,616,948
Pioneer Natural Resources Co.	78,230	11,905,824
Primo Water Corp.	407,475	7,053,392
Procter & Gamble Co. (The)	165,608	22,332,239
Prologis, Inc.	123,960	14,607,446
Quotient Ltd.(b)	530,067	2,205,079
Southwest Airlines Co.(b)	207,131	12,730,271
State Street Corp.	146,338	12,728,479
Stryker Corp.	51,004	13,019,791
Target Corp.	103,148	23,406,344
Common Stocks (continued)
Issuer	Shares	Value ($)
TE Connectivity Ltd.	116,767	15,842,947
Trane Technologies PLC	72,773	13,564,887
Union Pacific Corp.	82,466	18,532,584
United Parcel Service, Inc., Class B	80,604	17,297,618
Total		600,715,733
Total Common Stocks (Cost $804,787,118)		1,026,949,951

Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
United States 1.0%
iShares Russell 1000 Value ETF	66,943	10,786,526
Total Exchange-Traded Equity Funds (Cost $9,846,411)		10,786,526

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.042%(c),(d)	8,065,396	8,064,590
Total Money Market Funds (Cost $8,064,327)		8,064,590
Total Investments in Securities (Cost $822,697,856)		1,045,801,067
Other Assets & Liabilities, Net		3,684,375
Net Assets		$1,049,485,442

At May 31, 2021, securities and/or cash totaling $5,783,462 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,529,000 EUR	10,291,077 USD	Morgan Stanley	06/30/2021	—	(115,260)
13,263,000 GBP	18,404,955 USD	Morgan Stanley	06/30/2021	—	(417,983)
20,769,149,000 KRW	18,486,114 USD	Morgan Stanley	06/30/2021	—	(156,191)
13,690,000 SGD	10,258,908 USD	Morgan Stanley	06/30/2021	—	(91,968)
10,283,046 USD	13,244,000 AUD	Morgan Stanley	06/30/2021	—	(71,886)
Total				—	(853,288)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(5,683,462)	(2,846)	25.00	6/18/2021	(82,796)	(22,768)
2	Columbia Global Value Fund | Quarterly Report 2021

Portfolio of Investments  (continued)
Columbia Global Value Fund (formerly Columbia Global Equity Value Fund), May 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	5,216,274	24,699,051	(21,850,735)	—	8,064,590	—	1,152	8,065,396
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
KRW	South Korean Won
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT145_02_L01_(07/21)